Segment Information (Details) (USD $)	12 Months Ended					12 Months Ended		1 Months Ended	3 Months Ended		12 Months Ended			0 Months Ended	3 Months Ended				12 Months Ended
	Dec. 31, 2013 segment	Dec. 31, 2012	Dec. 31, 2011	Mar. 30, 2013	Mar. 30, 2013 Pork	Dec. 31, 2011 Pork Mexico ham boning and processing plant	Dec. 31, 2013 Pork Mexico ham boning and processing plant	Dec. 31, 2011 Commodity Trading and Milling	Dec. 31, 2011 Commodity Trading and Milling	Apr. 02, 2011 Commodity Trading and Milling	Dec. 31, 2013 Commodity Trading and Milling	Dec. 31, 2012 Commodity Trading and Milling	Dec. 31, 2011 Commodity Trading and Milling	Apr. 08, 2011 Power facility	Oct. 01, 2011 Power	Jul. 02, 2011 Power	Dec. 31, 2013 Power MW	Apr. 20, 2011 Power MW	Dec. 31, 2013 Turkey	Dec. 31, 2012 Turkey	Dec. 31, 2011 Turkey	Dec. 31, 2013 Turkey Butterball, LLC	Dec. 31, 2011 Turkey Butterball, LLC
Segment Information
Number of reportable segments	6
Segment Information
One-time Federal blender's credits recognized as revenue				$ 11,260,000	$ 11,260,000
Impairment charge			5,600,000			5,600,000
Loss attributable to noncontrolling interest partially offsetting impairment charge						1,830,000
Total impact on net earnings attributable to Seaboard, net of taxes						2,300,000
Net book value of assets	863,573,000	843,879,000					3,519,000
Net sales										101,080,000
Inventory write-down													15,374,000
Tax benefit recognized on inventory write-downs													0
Inventory write-down (in dollars per share)													$ 12.65
Proportionate share of income from affiliates	(10,292,000)	30,707,000	26,621,000						5,080,000		(639,000)	10,467,000	13,450,000						(10,267,000)	20,152,000	12,731,000
Advance capital lease payment to begin operations in 2012 of a flour mill in Ghana			8,493,000					8,493,000
Initial lease term								33 years
Number of floating power generating facilities sold														2
Consideration for sale of floating power generating facilities														73,102,000
Deposit into escrow for potential dry dock costs														3,000,000
Amount received by the entity on sale of floating power generating facilities from previously escrowed balance															1,500,000	55,000,000
Escrow earnings																2,796,000
Amount received by the entity on sale of floating power generating facilities from various inventory items																3,306,000
Gain on sale of assets			52,923,000												1,500,000	51,423,000
Net book value of power generating facilities and certain inventory items														21,679,000
Capacity of power facility leased (in megawatts)																		72
Capacity of floating power generating facility newly constructed (in megawatts)																	106
Operating income																			4,892,000	65,694,000	55,120,000
Proportionate share of impairment of fixed assets charge and accrued severance charges																							(3,005,000)
Proportionate share of impairment charges of fixed assets recognized in loss from affiliate																						(3,662,000)
Portion of sales price remaining in escrow																	$ 1,500,000